Stock Options - Compensation costs (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 3.6	$ 1.0	$ 1.5
Unrecognized stock-based compensation costs	$ 23.3	$ 8.0	$ 2.0
Weighted-average recognition period	5 years 9 months 10 days	4 years 11 months 19 days	2 years 8 months 19 days